Costs Incurred in Oil and Gas Property Acquisition (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Unproved properties	$ 132,945
Proved properties	8,321,638
School Creek property	2,621,113
Exploration costs
Development costs
Asset retirement obligations	639,176
Total costs incurred	11,714,872
Depletion per BOE of production	$ 22.72